Income taxes (Tables)	12 Months Ended
Mar. 29, 2014
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets

The significant items comprising the Company’s net deferred tax assets at March 29, 2014 and March 30, 2013 are as follows:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$41,889	$41,776
Difference between book and tax basis of property and equipment	2,344	2,746
Interest expense limitations carry forward	7,525	6,292
Inventory allowances	608	759
Other reserves not currently deductible	724	874
Capital lease obligation	3,204	3,617
Expenses not currently deductible	419	439
Other	96	104

Net deferred tax asset before valuation allowance	56,809	56,607
Valuation allowance	(56,809)	(56,607)

Net deferred tax asset	$—	$—

Reconciliation of Unrecognized Tax Benefits

The following table reconciles the unrecognized tax benefits at March 29, 2014 and March 30, 2013:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013
	(In thousands)
Unrecognized tax benefits at the beginning of the year	$—	$—
Gross increase – tax position in current period	183	299
Applied against certain element of deferred tax assets	(183)	(299)

Unrecognized tax benefits at the end of the year	$—	$—

Components of Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
	(In thousands)
Income tax expense (benefit):
Current	$183	$299	$332
Deferred	(1,525)	393	(820)
Valuation allowance	1,360	(672)	511

Income tax expense	$18	$20	$23

Schedule of Effective Income Tax Rate Reconciliation

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
Canadian statutory rate	26.4%	26.2%	27.5%
Rate differential for U.S. operations	2.0%	(7.3)%	(139.1)%
Adjustment to valuation allowance	(26.8)%	21.0%	493.9%
Utilization of unrecognized losses and other tax attributes	0.0%	(45.3)%	(395.5)%
Permanent differences and other	(2.1)%	6.7%	22.7%

Total	(0.5)%	1.3%	9.5%